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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.      Name and Address of issuer:

        The Hudson River Trust
        1345 Avenue of the Americas
        New York, NY  10105

2.      The name of each series or class of securities for which this
        Form is filed (If the Form is being filed for all       series and
        classes of securities of the issuer, check the box but do not
        list series or classes):        X

3.      Investment Company Act File Number:
        811-04185

        Securities Act File Number:
        2-94996

4(a).   Last day of fiscal year for which this Form is filed:
                December 31, 1997

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):       $99,392,264*

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* Does not include shares sold to separate accounts, the interests in which are registered for sale under the Securities Act of 1933, as amended, and with respect to which fees have been or will be paid, in accordance with Instructions B.5 and C.4 to Form 24F-2.


   (ii)     Aggregate price of securities redeemed or
            repurchased during the fiscal year:                             $0

   (iii)    Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                              $0
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   (iv)     Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                                    $0

   (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $99,392,264

   (vi)     Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                                     $0

   (vii)    Multiplier for determining registration fee (See
            Instruction C.9):                                         x.000295

   (viii)   Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                     =$29,321

6.      Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.      Interest due - if this Form is being filed more than 90 days
        after the end of the issuer's fiscal year (see Instruction D):      +$0

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                      =$29,321


9.      Date the registration fee and any interest payment was sent
        to the Commission's lockbox depository:                         3/17/98

        Method of Delivery:

                                  X     Wire Transfer
                                        Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Andrew L. Gangolf
                          ---------------------
                          Andrew L. Gangolf
                          Assistant Secretary




Date  March 23, 1998

*Please print the name and title of the signing officer below the signature.